Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 2, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Variable Contracts Trust

(File Nos. 33-84546 and 811-08786)

CIK No. 0000930709

Ladies and Gentlemen:

On behalf of Pioneer Variable Contracts Trust (the “Trust), a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectuses for Pioneer Bond VCT Portfolio, a series of the Trust, that was filed under Rule 497(e) on July 26, 2017 (SEC accession number 0000921023-17-000019).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.